Acquisitions and Related Transactions Acquisitions (Discontinued Operations Table) (Details) - Distribution Operations [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Revenue from discontinued operations	$ 324	$ 415
Net income of discontinued operations, excluding effect of taxes and overhead allocations	$ 43	$ 65